LEASES - Right-of-use Assets, Depreciation and Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,034	$ 1,146
Right of-use assets:
Right-of-use assets	1,240	1,344
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	227	235
Other lease related expenses:
Interest expense on lease liabilities	55	55
Expenses of short-term leases	114	93
Expenses of leases of low-value assets	91	81
Expenses related to variable lease payments not included in the measurement of lease liabilities	70	68
Additions to right-of-use assets	209	288
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	224	253
Land, buildings and Improvements
Right of-use assets:
Right-of-use assets	869	944
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	150	154
Machinery, equipment and others
Right of-use assets:
Right-of-use assets	371	400
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	$ 77	$ 81